Fair Value Measurements	12 Months Ended
Dec. 31, 2019
14. Fair Value Measurements
Fair Value Measurements

14. FAIR VALUE MEASUREMENTS

The Company is required to determine the fair value of all derivatives except those which qualify for the NPNS exemption (see note 1) and uses a market approach to do so. The three levels of the fair value hierarchy are defined as follows:

Level 1 - Where possible, the Company bases the fair valuation of its financial assets and liabilities on quoted prices in active markets (“quoted prices”) for identical assets and liabilities.

Level 2 - Where quoted prices for identical assets and liabilities are not available, the valuation of certain contracts must be based on quoted prices for similar assets and liabilities with an adjustment related to location differences. Also, certain derivatives are valued using quotes from over-the-counter clearing houses.

Level 3 - Where the information required for a Level 1 or Level 2 valuation is not available, derivatives must be valued using unobservable or internally-developed inputs. The primary reasons for a Level 3 classification are as follows:

•While valuations were based on quoted prices, significant assumptions were necessary to reflect seasonal or monthly shaping and locational basis differentials.

•The term of certain transactions extends beyond the period when quoted prices are available, and accordingly, assumptions were made to extrapolate prices from the last quoted period through the end of the transaction term.

•The valuations of certain transactions were based on internal models, although quoted prices were utilized in the valuations.

Derivative assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

The following tables set out the classification of the methodology used by the Company to fair value its derivatives:

As at	December 31, 2019
millions of Canadian dollars	Level 1	Level 2	Level 3	Total
Assets
Regulatory deferral
Commodity swaps and forwards
Power purchases	23	-	-	23
Natural gas purchases and sales	-	2	-	2
Heavy fuel oil purchases	-	1	-	1
Foreign exchange forwards	-	2	-	2
	23	5	-	28
HFT derivatives
Power swaps and physical contracts	1	3	1	5
Natural gas swaps, futures, forwards, physical contracts and related transportation	(7)	46	14	53
	(6)	49	15	58
Other derivatives
Equity derivatives	1	-	-	1
	1	-	-	1
Total assets	18	54	15	87
Liabilities
Cash flow hedges
Foreign exchange forwards	-	1	-	1
	-	1	-	1
Regulatory deferral
Commodity swaps and forwards
Coal purchases	-	31	-	31
Power purchases	36	-	-	36
Natural gas purchases and sales	3	2	-	5
Foreign exchange forwards	-	6	-	6
	39	39	-	78
HFT derivatives
Power swaps and physical contracts	5	2	-	7
Natural gas swaps, futures, forwards and physical contracts	2	33	249	284
	7	35	249	291
Total liabilities	46	75	249	370
Net assets (liabilities)	$(28)	$(21)	$(234)	$(283)

As at	December 31, 2018
millions of Canadian dollars	Level 1	Level 2	Level 3	Total
Assets
Regulatory deferral
Commodity swaps and forwards
Coal purchases	-	70	-	70
Power purchases	2	-	-	2
Natural gas purchases and sales	-	2	-	2
Heavy fuel oil purchases	-	1	-	1
Foreign exchange forwards	-	29	-	29
	2	102	-	104
HFT derivatives
Power swaps and physical contracts	2	2	3	7
Natural gas swaps, futures, forwards, physical contracts and related transportation	1	36	18	55
	3	38	21	62
Other derivatives
Interest rate swap	-	1	-	1
	-	1	-	1
Total assets	5	141	21	167
Liabilities
Cash flow hedges
Foreign exchange forwards	-	5	-	5
	-	5	-	5
Regulatory deferral
Commodity swaps and forwards
Coal purchases	-	1	-	1
Power purchases	1	-	-	1
Heavy fuel oil purchases	-	1	-	1
Natural gas purchases and sales	3	-	-	3
	4	2	-	6
HFT derivatives
Power swaps and physical contracts	14	6	1	21
Natural gas swaps, futures, forwards and physical contracts	-	28	305	333
	14	34	306	354
Total liabilities	18	41	306	365
Net assets (liabilities)	$(13)	$100	$(285)	$(198)

The change in the fair value of the Level 3 financial assets for the year ended December 31, 2019 was as follows:

	HFT Derivatives
millions of Canadian dollars	Power	Naturalgas	Total
Balance, January 1, 2019	$3	$18	$21
Total realized and unrealized gains (losses) included in non-regulated operating revenues	(2)	(4)	(6)
Balance, December 31, 2019	$1	$14	$15

The change in the fair value of the Level 3 financial liabilities for the year ended December 31, 2019 was as follows:
	HFT Derivatives
millions of Canadian dollars	Power	Naturalgas	Total
Balance, January 1, 2019	$1	$305	$306
Total realized and unrealized gains (losses) included in non-regulated operating revenues	(1)	(56)	(57)
Balance, December 31, 2019	$-	$249	$249

The Company evaluates the observable inputs of market data on a quarterly basis in order to determine if transfers between levels is appropriate. For the year ended December 31, 2019, there were no transfers between levels.

Significant unobservable inputs used in the fair value measurement of Emera’s natural gas and power derivatives include third-party sourced pricing for instruments based on illiquid markets; internally developed correlation factors and basis differentials; own credit risk; and discount rates. Internally developed correlations and basis differentials are reviewed on a quarterly basis based on statistical analysis of the spot markets in the various illiquid term markets. Where possible, Emera also sources multiple broker prices in an effort to evaluate and substantiate these unobservable inputs. Discount rates may include a risk premium for those long-term forward contracts with illiquid future price points to incorporate the inherent uncertainty of these points. Any risk premiums for long-term contracts are evaluated by observing similar industry practices and in discussion with industry peers. Significant increases (decreases) in any of these inputs in isolation would result in a significantly lower (higher) fair value measurement.

The following table outlines quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy:

As at	December 31, 2019
millions of Canadian dollars	Fair Value	ValuationTechnique	Unobservable Input	Range	Weighted average
Assets
HFT derivatives –	$1	Modelled pricing	Third-party pricing	$21.40-$74.05	$35.03
Power swaps and			Probability of default	0.01%-1.14%	0.21%
physical contracts			Discount rate	0.15%-6.65%	2.78%
HFT derivatives –	9	Modelled pricing	Third-party pricing	$1.63-$7.45	$2.37
Natural gas swaps, futures,			Probability of default	0.01%-2.31%	0.09%
forwards, physical contracts			Discount rate	0.01%-20.93%	1.55%
	5	Modelled pricing	Third-party pricing	$1.33-$8.76	$5.05
			Basis adjustment	$0.00-$1.31	$0.76
			Probability of default	0.01%-3.33%	0.28%
			Discount rate	0.01%-4.71%	0.91%
Total assets	$15
Liabilities
HFT derivatives –	228	Modelled pricing	Third-party pricing	$1.54-$7.45	$4.07
Natural gas swaps, futures,			Own credit risk	0.01%-2.31%	0.12%
forwards and physical contracts			Discount rate	0.01%-18.63%	1.89%
	21	Modelled pricing	Third-party pricing	$1.36-$9.75	$5.45
			Basis adjustment	$0.00-$1.31	$0.91
			Own credit risk	0.01%-3.33%	0.06%
			Discount rate	0.01%-3.76%	0.81%
Total liabilities	$249
Net assets (liabilities)	$(234)

As at	December 31, 2018
millions of Canadian dollars	Fair Value	ValuationTechnique	Unobservable Input	Range	Weighted average
Assets
HFT derivatives –	$3	Modelled pricing	Third-party pricing	$24.31 - $50.29	$31.43
Power swaps and			Probability of default	0.03% - 0.13%	0.13%
physical contracts			Discount rate	0.03% - 2.19%	1.45%
			Correlation factor	84.98% - 84.98%	84.98%
HFT derivatives –	8	Modelled pricing	Third-party pricing	$1.80 - $12.21	$4.75
Natural gas swaps,			Probability of default	0.01% - 2.94%	0.24%
futures, forwards,			Discount rate	0.01% - 30.62%	4.25%
physical contracts	10	Modelled pricing	Third-party pricing	$1.95 - $12.90	$8.68
and related transportation			Basis adjustment	$0.07 - $3.43	$1.88
			Probability of default	0.01% - 3.20%	0.57%
			Discount rate	0.01% - 7.61%	0.42%
Total assets	$21
Liabilities
HFT derivatives –	1	Modelled pricing	Third-party pricing	$20.80 - $50.29	$26.38
Power swaps and			Correlation factor	84.98% - 84.98%	84.98%
physical contracts			Probability of default	0.08% - 0.29%	0.15%
			Discount rate	0.03% - 2.99%	1.65%
HFT derivatives –	286	Modelled pricing	Third-party pricing	$1.48 - $12.90	$5.75
Natural gas swaps, futures,			Own credit risk	0.01% - 2.94%	0.09%
forwards and physical contracts			Discount rate	0.01% - 11.96%	2.35%
	19	Modelled pricing	Third-party pricing	$2.15 - $13.18	$7.54
			Basis adjustment	$0.07 - $3.43	$2.67
			Own credit risk	0.01% - 2.76%	0.10%
			Discount rate	0.01% - 7.61%	1.38%
Total liabilities	$306
Net assets (liabilities)	$(285)

The financial liabilities included on the Consolidated Balance Sheets that are not measured at fair value consisted of long-term debt, as follows:

As at
millions of Canadian dollars	Carrying Amount	Fair Value	Level 1	Level 2	Level 3	Total
December 31, 2019	$14,180	$16,049	$-	$15,598	$451	$16,049
December 31, 2018	$15,411	$15,908	$-	$14,991	$917	$15,908

The Company has designated $1.2 billion United States dollar denominated Hybrid Notes as a hedge of the foreign currency exposure of its net investment in United States dollar denominated operations. An after-tax foreign currency gain of $78 million was recorded in Other Comprehensive Income for the year ended December 31, 2019 (2018 – $122 million loss after-tax).